Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2005 Fund
December 31, 2022
Z05-NPRT3-0323
1.9884231.105
Domestic Equity Funds - 7.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	4,526	45,168
Fidelity Series Commodity Strategy Fund (a)	225	23,708
Fidelity Series Large Cap Growth Index Fund (a)	2,108	28,527
Fidelity Series Large Cap Stock Fund (a)	1,912	31,598
Fidelity Series Large Cap Value Index Fund (a)	4,257	58,702
Fidelity Series Small Cap Opportunities Fund (a)	1,232	14,374
Fidelity Series Small Capital Core Fund (a)	10	100
Fidelity Series Value Discovery Fund (a)	1,468	21,668
TOTAL DOMESTIC EQUITY FUNDS (Cost $242,060)		223,845

International Equity Funds - 13.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,874	24,607
Fidelity Series Emerging Markets Fund (a)	2,432	18,826
Fidelity Series Emerging Markets Opportunities Fund (a)	10,855	169,559
Fidelity Series International Growth Fund (a)	3,833	54,655
Fidelity Series International Index Fund (a)	2,224	22,794
Fidelity Series International Small Cap Fund (a)	1,142	16,954
Fidelity Series International Value Fund (a)	5,435	54,510
Fidelity Series Overseas Fund (a)	5,023	54,553
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $435,439)		416,458

Bond Funds - 69.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	64,722	600,622
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,072	31,351
Fidelity Series Corporate Bond Fund (a)	27,209	242,429
Fidelity Series Emerging Markets Debt Fund (a)	2,242	16,455
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	629	5,467
Fidelity Series Floating Rate High Income Fund (a)	360	3,159
Fidelity Series Government Bond Index Fund (a)	39,228	357,758
Fidelity Series High Income Fund (a)	2,077	16,742
Fidelity Series International Credit Fund (a)	7	53
Fidelity Series International Developed Markets Bond Index Fund (a)	14,945	125,690
Fidelity Series Investment Grade Bond Fund (a)	37,329	367,690
Fidelity Series Investment Grade Securitized Fund (a)	28,925	256,850
Fidelity Series Long-Term Treasury Bond Index Fund (a)	23,861	139,825
Fidelity Series Real Estate Income Fund (a)	820	7,741
TOTAL BOND FUNDS (Cost $2,305,373)		2,171,832

Short-Term Funds - 10.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.35% (a)(b)	69,835	69,835
Fidelity Series Short-Term Credit Fund (a)	5,829	55,671
Fidelity Series Treasury Bill Index Fund (a)	20,116	200,152
TOTAL SHORT-TERM FUNDS (Cost $326,750)		325,658

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,309,622)	3,137,793
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	3,137,793

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19,241	819,947	187,747	30,482	(4,389)	(46,430)	600,622
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	949	51,379	17,010	2,087	(896)	(3,071)	31,351
Fidelity Series Blue Chip Growth Fund	2,135	83,677	34,310	2,029	(1,763)	(4,571)	45,168
Fidelity Series Canada Fund	1,294	40,451	14,129	784	(874)	(2,135)	24,607
Fidelity Series Commodity Strategy Fund	1,950	96,929	36,823	29,528	(26,555)	(11,793)	23,708
Fidelity Series Corporate Bond Fund	10,394	320,679	72,571	5,593	(4,044)	(12,029)	242,429
Fidelity Series Emerging Markets Debt Fund	682	22,340	5,569	625	(485)	(513)	16,455
Fidelity Series Emerging Markets Debt Local Currency Fund	222	7,099	1,940	-	(96)	182	5,467
Fidelity Series Emerging Markets Fund	869	28,265	7,709	483	(768)	(1,831)	18,826
Fidelity Series Emerging Markets Opportunities Fund	7,826	258,124	76,284	4,045	(6,461)	(13,646)	169,559
Fidelity Series Floating Rate High Income Fund	133	4,596	1,501	142	(24)	(45)	3,159
Fidelity Series Government Bond Index Fund	14,540	467,116	104,229	4,291	(4,491)	(15,178)	357,758
Fidelity Series Government Money Market Fund 4.35%	3,104	91,769	25,038	1,071	-	-	69,835
Fidelity Series High Income Fund	793	23,122	6,026	725	(293)	(854)	16,742
Fidelity Series Inflation-Protected Bond Index Fund	2,514	5,515	7,968	14	53	(114)	-
Fidelity Series International Credit Fund	61	2	-	3	-	(10)	53
Fidelity Series International Developed Markets Bond Index Fund	4,108	168,711	40,503	934	(1,370)	(5,256)	125,690
Fidelity Series International Growth Fund	2,584	85,343	32,127	1,877	(591)	(554)	54,655
Fidelity Series International Index Fund	1,099	34,568	12,084	602	(681)	(108)	22,794
Fidelity Series International Small Cap Fund	805	25,366	7,878	1,034	(370)	(969)	16,954
Fidelity Series International Value Fund	2,609	83,729	28,753	1,838	(2,185)	(890)	54,510
Fidelity Series Investment Grade Bond Fund	15,293	482,091	107,750	7,966	(4,939)	(17,005)	367,690
Fidelity Series Investment Grade Securitized Fund	10,715	336,317	75,002	4,311	(3,683)	(11,497)	256,850
Fidelity Series Large Cap Growth Index Fund	1,346	51,350	22,313	434	(342)	(1,514)	28,527
Fidelity Series Large Cap Stock Fund	1,501	59,198	26,605	2,802	(1,349)	(1,147)	31,598
Fidelity Series Large Cap Value Index Fund	2,876	112,561	54,632	2,052	(1,151)	(952)	58,702
Fidelity Series Long-Term Treasury Bond Index Fund	4,944	199,570	44,249	2,517	(3,135)	(17,305)	139,825
Fidelity Series Overseas Fund	2,598	84,983	31,993	989	(1,029)	(6)	54,553
Fidelity Series Real Estate Income Fund	484	14,177	5,546	739	(439)	(935)	7,741
Fidelity Series Short-Term Credit Fund	3,109	75,104	21,750	695	(362)	(430)	55,671
Fidelity Series Small Cap Opportunities Fund	723	24,111	9,753	959	(331)	(376)	14,374
Fidelity Series Small Capital Core Fund	-	100	-	-	-	-	100
Fidelity Series Treasury Bill Index Fund	9,312	256,729	65,205	3,244	(100)	(584)	200,152
Fidelity Series Value Discovery Fund	1,063	40,851	19,723	1,106	(252)	(271)	21,668
	131,876	4,455,869	1,204,720	116,001	(73,395)	(171,837)	3,137,793

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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